Business acquisitions and dispositions	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Business acquisitions and dispositions

Note 3	Business acquisitions and dispositions
2018

Acquisition of Axia NetMedia Corporation (Axia)
On August 31, 2018, BCE completed the acquisition of all of the issued and outstanding common shares of Axia for a total cash consideration of $155 million.
Axia provides broadband network services to commercial and government accounts throughout the province of Alberta. The acquisition of Axia expands BCE's broadband operations in Alberta and will add approximately 10,000 kilometres of fibre capacity to our footprint.
Axia is included in our Bell Wireline segment in our consolidated financial statements.
The purchase price allocation includes provisional estimates, in particular for property, plant and equipment and finite-life intangible assets. The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	155
Total cost to be allocated	155
Trade and other receivables	6
Other non-cash working capital	(9)
Property, plant and equipment	64
Finite-life intangible assets	19
Other non-current liabilities	(8)
72
Cash and cash equivalents	3
Fair value of net assets acquired	75
Goodwill (1)	80
(1) Goodwill arises principally from expected synergies and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.

The transaction did not have a significant impact on our consolidated operating revenues and net earnings for the year ended December 31, 2018.

Acquisition of AlarmForce
On January 5, 2018, BCE acquired all of the issued and outstanding shares of AlarmForce for a total consideration of $182 million, of which $181 million was paid in cash and the remaining $1 million through the issuance of 22,531 BCE common shares.
Subsequent to the acquisition of AlarmForce, on January 5, 2018, BCE sold AlarmForce's approximate 39,000 customer accounts in British Columbia, Alberta and Saskatchewan to TELUS Communications Inc. (Telus) for total proceeds of approximately $68 million.
AlarmForce provides security alarm monitoring, personal emergency response monitoring, video surveillance and related services to residential and commercial subscribers. The acquisition of AlarmForce supports our strategic expansion in the Smart Home marketplace.
AlarmForce is included in our Bell Wireline segment in our consolidated financial statements.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	181
Issuance of 22,531 BCE common shares (1)	1
Total cost to be allocated	182
Assets held for sale (2)	68
Other non-cash working capital	(5)
Property, plant and equipment	8
Finite-life intangible assets (3)	34
Indefinite-life intangible assets	1
Other non-current assets	1
Deferred tax liabilities	(7)
100
Cash and cash equivalents	4
Fair value of net assets acquired	104
Goodwill (4)	78
(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists mainly of customer relationships recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.

Operating revenues of $43 million from AlarmForce are included in the consolidated income statements from the date of acquisition. The transaction did not have a significant impact on our consolidated net earnings for the year ended December 31, 2018. These amounts reflect the amortization of certain elements of the purchase price allocation and related tax adjustments.

Termination of agreement to acquire Séries+ and Historia specialty channels
On October 17, 2017, BCE entered into an agreement with Corus Entertainment Inc. (Corus) to acquire French-language specialty channels Séries+ and Historia. On May 28, 2018, the Competition Bureau announced that it did not approve the sale of the channels to BCE. As a result, BCE and Corus terminated their agreement.
2017

Acquisition of MTS
On March 17, 2017, BCE acquired all of the issued and outstanding common shares of MTS for a total consideration of $2,933 million, of which $1,339 million was paid in cash and the remaining $1,594 million through the issuance of approximately 27.6 million BCE common shares. BCE funded the cash component of the transaction through debt financing.
Bell MTS is an information and communications technology provider offering wireless, Internet, TV, phone services, security systems and information solutions including unified cloud and managed services to residential and business customers in Manitoba.
The acquisition of MTS allows us to reach more Canadians through the expansion of our wireless and wireline broadband networks while supporting our goal of being recognized by customers as Canada’s leading communications company.
The results from the acquired MTS operations are included in our Bell Wireline and Bell Wireless segments from the date of acquisition.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	1,339
Issuance of 27.6 million BCE common shares (1)	1,594
Total cost to be allocated	2,933
Trade and other receivables	91
Other non-cash working capital (6)	(121)
Assets held for sale (2)	302
Property, plant and equipment	978
Finite-life intangible assets (3) (6)	929
Indefinite-life intangible assets (4)	280
Deferred tax assets	32
Other non-current assets (6)	137
Debt due within one year	(251)
Long-term debt	(721)
Other non-current liabilities (6)	(50)
1,606
Cash and cash equivalents	(16)
Fair value of net assets acquired	1,590
Goodwill (5)	1,343

(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists of finite-life and indefinite-life intangible assets recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Indefinite-life intangible assets of $228 million and $52 million were allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.
(5) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $677 million and $666 million was allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.
(6) Reflects the impact of the retrospective adoption of IFRS 15 on January 1, 2018. See Note 34, Adoption of IFRS 15, for additional details.

As a result of the acquisition of MTS, we acquired non-capital tax loss carryforwards of approximately $1.5 billion and recognized a deferred tax asset of approximately $300 million which was realized in 2017.
In 2017, operating revenues of $730 million and net earnings of $100 million from the acquired MTS operations are included in the consolidated income statements from the date of acquisition. BCE’s consolidated operating revenues and net earnings for the year ended December 31, 2017 would have been $22,950 million and $3,061 million, respectively, had the acquisition of MTS occurred on January 1, 2017. These proforma amounts reflect the elimination of intercompany transactions, financing costs and the amortization of certain elements of the purchase price allocation and related tax adjustments.
During Q2 2017, BCE completed the previously announced divestiture of approximately one-quarter of postpaid wireless subscribers and 15 retail locations previously held by MTS, as well as certain Manitoba network assets, to Telus for total proceeds of $323 million.
Subsequent to the acquisition of MTS, on March 17, 2017, BCE transferred to Xplornet Communications Inc. (Xplornet) a total of 40 Megahertz (MHz) of 700 MHz, advanced wireless services-1 and 2500 MHz wireless spectrum which was previously held by MTS. As previously agreed to, BCE transferred wireless customers to Xplornet in Q4 2018 as Xplornet launched its mobile wireless service.

Acquisition of Cieslok Media Ltd. (Cieslok Media)
On January 3, 2017, BCE acquired all of the issued and outstanding common shares of Cieslok Media for a total cash consideration of $161 million.
Cieslok Media specializes in large-format outdoor advertising in key urban areas across Canada. This acquisition contributes to growing and strengthening our digital presence in OOH advertising. Cieslok Media is included in our Bell Media segment in our consolidated financial statements.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	161
Total cost to be allocated	161
Trade and other receivables	11
Other non-cash working capital	(4)
Property, plant and equipment	13
Finite-life intangible assets	6
Indefinite-life intangible assets	76
Deferred tax liabilities	(20)
Other non-current liabilities	(1)
81
Cash and cash equivalents	1
Fair value of net assets acquired	82
Goodwill (1)	79
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The transaction did not have a significant impact on our consolidated operating revenues and net earnings for the year ended December 31, 2017.